Income Taxes - Summary of Breakdown of Changes in Consolidated Deferred Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in deferred tax liability (asset) [abstract]
Deferred income tax expense (revenue) in the income statement	$ (122)	$ 19	$ 125
Deferred income tax revenue in stockholders' equity	(41)	(59)	(10)
Reclassifications	(12)	3	3
Change in deferred income tax during the period	$ (175)	$ (37)	$ 118